Schedule of Segment Reporting Net (Loss) Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 3,483,932	$ 5,490,714	$ 10,819,213	$ 14,620,565	$ 19,094,425		$ 9,760,952
Cost of sales	2,269,858	3,407,573	6,594,973	8,622,436	10,876,308		5,504,708
Loss from operations	(5,990,113)	(5,147,330)	(15,023,060)	(18,017,851)	(64,276,837)	[1]	(30,292,772)	[2]
Other income (expense), net	(2,030,015)	6,812,282	(2,887,150)	6,484,495
Net loss	(8,020,128)	1,664,952	(17,910,210)	(11,533,356)	(58,253,723)		(30,108,680)
Other income (expense), net	(2,030,015)	6,812,282	(2,887,150)	6,484,495	6,023,114		184,092
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of sales
Loss from operations	(3,229,837)	(2,233,559)	(7,240,686)	(8,194,751)	(10,177,362)	[1]	(11,976,556)	[2]
Other income (expense), net	(2,063,936)	6,488,327	(2,559,654)	6,491,117
Net loss	(5,293,773)	4,254,768	(9,800,340)	(1,703,634)	(3,760,645)		(11,854,630)
Other income (expense), net					6,416,717		121,926
Drones And Custom Manufacturing [Member]
Segment Reporting Information [Line Items]
Revenue	1,627,177	2,081,410	4,861,260	7,856,573
Cost of sales	990,413	1,180,612	2,580,305	4,339,712
Loss from operations	(2,288,870)	(2,688,835)	(6,626,668)	(7,204,483)
Other income (expense), net	35,322	327,066	(326,032)	3,114
Net loss	(2,253,548)	(2,361,769)	(6,952,700)	(7,201,369)
Sensors [Member]
Segment Reporting Information [Line Items]
Revenue	1,755,712	3,256,797	5,610,764	6,283,907	8,655,434		6,793,727
Cost of sales	990,457	1,851,089	3,213,058	3,578,184	5,086,993		3,303,286
Loss from operations	168,820	592,795	328,404	(217,328)	10,958	[1]	(1,266,599)	[2]
Other income (expense), net	(960)	(1,819)	(960)	(3,638)
Net loss	167,860	590,976	327,444	(220,966)	(19,935)		(1,239,813)
Other income (expense), net					(30,893)		26,786
SaaS [Member]
Segment Reporting Information [Line Items]
Revenue	101,043	152,507	347,189	480,085	598,670		538,367
Cost of sales	288,988	375,872	801,610	704,540	1,026,427		727,054
Loss from operations	(640,226)	(817,731)	(1,484,110)	(2,401,289)	(32,106,210)	[1]	(15,246,247)	[2]
Other income (expense), net	(441)	(1,292)	(504)	(6,098)
Net loss	$ (640,667)	$ (819,023)	$ (1,484,614)	$ (2,407,387)	(32,112,825)		(15,194,860)
Other income (expense), net					(6,615)		51,387
Drones [Member]
Segment Reporting Information [Line Items]
Revenue					9,840,321		2,428,858
Cost of sales					4,762,888		1,474,368
Loss from operations					(22,004,223)	[1]	(1,803,370)	[2]
Net loss					(22,360,318)		(1,819,377)
Other income (expense), net					$ (356,095)		$ (16,007)

[1]	Includes goodwill impairment $41,687,871 for the Drone and SaaS reporting segments
[2]	Includes goodwill impairment $12,357,921 for the SaaS reporting segment